Business Segments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's reportable segments
Interest income - external customers	$ 30,816	$ 39,541	$ 48,270
Non-interest income - external customers	8,990	6,869	7,271
Gain on limited partnerships		6
Loss on limited partnerships			(31)
Intersegment interest income	0	0	0
Intersegment non-interest income	0	0	0
Interest expense	7,139	11,135	17,259
Amortization of mortgage servicing rights	732	562	482
Other non-interest expense	23,938	28,990	27,074
Income tax expense	132	0	6,323
Net income (loss)	5,321	(11,555)	(28,978)
Total assets	653,327	790,155	880,618
Home Federal Savings Bank [Member]
Company's reportable segments
Interest income - external customers	30,816	39,541	48,270
Non-interest income - external customers	8,990	6,863	7,302
Gain on limited partnerships		6
Loss on limited partnerships			(31)
Intersegment interest income	0	0	0
Intersegment non-interest income	186	186	174
Interest expense	7,143	11,139	17,263
Amortization of mortgage servicing rights	732	562	482
Other non-interest expense	23,345	28,127	26,423
Income tax expense	0		5,991
Net income (loss)	6,228	(10,510)	(27,825)
Total assets	653,315	790,115	880,570
Other [Member]
Company's reportable segments
Interest income - external customers	0	0	0
Non-interest income - external customers	0	0	0
Gain on limited partnerships		0
Loss on limited partnerships			0
Intersegment interest income	4	4	4
Intersegment non-interest income	6,220	(10,519)	(27,833)
Interest expense	0	0	0
Amortization of mortgage servicing rights	0	0	0
Other non-interest expense	779	1,049	825
Income tax expense	132		332
Net income (loss)	5,313	(11,564)	(28,986)
Total assets	64,135	59,005	70,100
Eliminations [Member]
Company's reportable segments
Interest income - external customers	0	0	0
Non-interest income - external customers	0	0	0
Gain on limited partnerships		0
Loss on limited partnerships			0
Intersegment interest income	(4)	(4)	(4)
Intersegment non-interest income	(6,406)	10,333	27,659
Interest expense	(4)	(4)	(4)
Amortization of mortgage servicing rights	0	0	0
Other non-interest expense	(186)	(186)	(174)
Income tax expense	0		0
Net income (loss)	(6,220)	10,519	27,833
Total assets	$ (64,123)	$ (58,965)	$ (70,052)